Judgments in Legal Proceedings	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Judgments in Legal Proceedings

Note 15. Judgments in Legal Proceedings

On February 25, 2011, a legal proceeding entitled Duval Station Investment, LLC vs. Hot Wing Concepts, Inc. d/b/a Dick’s Wings and Grill, and American Restaurant Concepts, Inc. was filed with the Fourth Judicial Circuit Court in and for Duval County, Florida. In the complaint, the plaintiff alleged damages for breach of guaranty. On October 4, 2011, a final judgment was entered by the court in favor of the plaintiff in the amount of $161,747, and on November 11, 2011 a final judgment for attorneys’ fees and costs was entered in favor of the plaintiff in the amount of $33,000. These judgments, together with accrued interest of $2,369 thereon, resulted in a total loss from legal proceedings of $197,116 during the year ended December 25, 2011. The Company had not paid any part of the judgment or the accrued interest thereon. As a result, the loss was reflected in settlement agreements payable at June 30, 2021 and December 31, 2020. Interest expense in the amount of $2,810 and $5,590 accrued on the outstanding balance of the loss during the three- and six-month periods ended June 30, 2021, respectively, and interest expense in the amount of $2,810 and $5,621 accrued on the outstanding balance of the loss during the three- and six-month periods ended June 30, 2020, respectively. The interest expense was credited to settlement agreements payable. The Company had accrued interest of $109,687 and $104,097 outstanding at June 30, 2021 and December 31, 2020, respectively. The outstanding judgment and legal fees in the amount of $194,747 along with the accrued interest of $98,415 totaled $293,162 at June 30, 2021. The outstanding judgment and legal fees in the amount of $194,747 along with the accrued interest of $104,097 totaled $298,844 at December 31, 2020.

In January 2015, Santander Bank filed a complaint against the Company in the Circuit Court, Fourth Judicial Circuit in and for Duval County, Florida, seeking damages of $194,181 plus interest, costs and attorney’s fees for breach of a guaranty of certain obligations of Ritz Aviation, LLC (“Ritz Aviation”) under a promissory note executed by Ritz Aviation in July 2005. During the Company’s fourth fiscal quarter of 2016, Santander Bank informed the Company that certain assets of Ritz Aviation had been sold for $82,642 and that the proceeds from the sale were applied towards the balance of the damages being sought, resulting in an outstanding balance of damages sought of $111,539. The outstanding balance of damages sought was reflected in accrued legal contingency at June 30, 2021 and December 31, 2020. Interest expense in the amount of $1,952 and $3,904 accrued on the outstanding balance of the accrued legal contingency during the three- and six-month periods ended June 30, 2021. The interest expense was credited to accrued legal contingency. A total of $61,224 and $57,320 of accrued interest, and $10,586 of other expenses (excluding legal fees), were outstanding at June 30, 2021 and December 31, 2020, respectively, resulting in an aggregate potential loss of $183,326 and $179,445 at June 30, 2021 and December 31, 2020, respectively. This case is currently pending.

Due to the Covid-19 pandemic, certain poorly performing assets were further imperiled. Under the WingHouse brand, certain Florida locations, specifically the Doral, Davie, Altamonte and Gainesville locations were closed. For the Dick’s Wings and Grill brand, the corporate owned store in Tallahassee was closed permanently in March of 2020 due to covid.

Operations at the WingHouse Davie location ceased in March of 2020. ARC WingHouse entered into a lease settlement agreement with Prisa (the “Davie Landlord”) on December, 2020, whereby WingHouse agreed to pay Prisa a total of $525,000.

The settlement payment is structured as follows: $250,000 paid upon execution of the settlement. The remaining balance of $275,000 to be paid in twelve equal monthly installments of $22,916.67 commencing in January 15, 2021. The current lease liability prior to the settlement was $2,148,502 as of December 31, 2020.

Operations at the WingHouse Doral location ceased in March of 2020. ARC WingHouse entered into a lease settlement agreement with DBH Properties, LTD (the “Doral Landlord”) on August 19, 2020, whereby the lease was fully settled for a total of $200,000, structured as follows: $80,000 was paid upon execution of the settlement followed by twelve monthly payments of $5,000 per month commencing on September 1, 2020 and six $10,000 monthly payments starting on September 1, 2021 with the final payment being made on February 1, 2022. The lease liability prior to the settlement was $2,006,162.

Operations at the WingHouse Altamonte Location ceased in March of 2020. The store remains closed. ARC WingHouse is collaborating with Store Capital, the “Altamonte Landlord” to reach an agreement to sub-lease or divest of the property. ARC WingHouse is paying rent on the closed location until such event occurs.

Operations at the WingHouse Gainesville location ceased on 11/15/2020. The location was sold by Store Capital, the “Gainesville Landlord”. The lease liability for the WingHouse Gainesville location was incorporated in the total lease liability under the Store Capital Master Lease Agreement. On February 12, 2020, April 21, 2020 and October 29, 2020, ARC WingHouse and Store Master Funding entered into that certain Amended and Restated Master Lease, Second Amended and Restated Master Lease and Third Amended and Restated Master Lease, respectively, the collective effect of which was to add the Company and Seenu G. Kasturi, who is the Company’s Chief Executive Officer, as guarantors and to reduce the aggregate base annual rent from $2,041,848 to $1,904,763 in connection with the sale of one of the properties and the closure of the WingHouse Gainesville location.

Operations at the Dick’s Wings and Grill Tallahassee location ceased in March of 2020. DWAG Tallahassee, a wholly owned subsidiary of ARC Group Inc, entered into a settlement agreement with Bannerman Crossings III, LLC, the “Tallahassee DWG Landlord,” in December of 2020 for a total of $130,000. The settlement payment structure is the following: a payment of $75,000 was made on the execution date of the agreement; a second payment of $15,000 was made thirty days after the execution date of the agreement; a third payment of $10,000 was made sixty days after the execution date of the agreement, and payments of $5,000 each shall be made on the ninetieth (90th), one hundred and twentieth (120th), one hundred and fiftieth (150th), one hundred and eightieth (180th), two hundred and tenth (210th), and two hundred and fortieth (240th) day following the execution date of the agreement.

Note 18. Judgments in Legal Proceedings

On February 25, 2011, a legal proceeding entitled Duval Station Investment, LLC vs. Hot Wing Concepts, Inc. d/b/a Dick’s Wings and Grill, and American Restaurant Concepts, Inc. was filed with the Fourth Judicial Circuit Court in and for Duval County, Florida. In the complaint, the plaintiff alleged damages for breach of guaranty. On October 4, 2011, a final judgment was entered by the court in favor of the plaintiff in the amount of $161,747, and on November 11, 2011 a final judgment for attorneys’ fees and costs was entered in favor of the plaintiff in the amount of $33,000. These judgments, together with accrued interest of $2,369 thereon, resulted in a total loss from legal proceedings of $197,116 during the year ended December 25, 2011. The Company had not paid any part of the judgment or the accrued interest thereon. As a result, the loss was reflected in settlement agreements payable at December 31, 2019. Interest expense in the amount of $7,829 accrued on the outstanding balance of the loss during each of the years ended December 31, 2020 and 2019. The interest expense was credited to settlement agreements payable. The Company had accrued interest of $92,794 and $81,522 outstanding at December 31, 2020 and 2019, respectively. The outstanding judgment and legal fees in the amount of $194,747 along with the accrued interest of $104,097 totaled $298,844 at December 31, 2020. The outstanding judgment and legal fees in the amount of $194,747 along with the accrued interest of $92,794 totaled $287,541 at December 31, 2019.

In January 2015, Santander Bank filed a complaint against the Company in the Circuit Court, Fourth Judicial Circuit in and for Duval County, Florida, seeking damages of $194,181 plus interest, costs and attorney’s fees for breach of a guaranty of certain obligations of Ritz Aviation, LLC (“Ritz Aviation”) under a promissory note executed by Ritz Aviation in July 2005. During the Company’s fourth fiscal quarter of 2016, Santander Bank informed the Company that certain assets of Ritz Aviation had been sold for $82,642 and that the proceeds from the sale were applied towards the balance of the damages being sought, resulting in an outstanding balance of damages sought of $111,539. The outstanding balance of damages sought was reflected in accrued legal contingency at December 31, 2020 and 2019. Interest expense in the amount of $7,829 accrued on the outstanding balance of the accrued legal contingency during each of the years ended December 31, 2020. The interest expense was credited to accrued legal contingency. A total of $57,320 and $49,468 of accrued interest, and $10,586 of other expenses (excluding legal fees), were outstanding at December 31, 2020 and 2019, respectively, resulting in an aggregate potential loss of $179,445 and $171,593 at December 31, 2020 and 2019, respectively. This case is currently pending.